UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07456

Name of Fund:     BlackRock Senior High Income Fund, Inc. (ARK)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Senior High

            Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)(b)	142,466	$121,096
Containers & Packaging — 0.2%
Smurfit Kappa Group PLC	18,171	431,494
Metals & Mining — 0.1%
Euramax International	935	224,376
Paper & Forest Products — 0.7%
Ainsworth Lumber Co., Ltd. (a)	258,827	937,306
Ainsworth Lumber Co., Ltd. (a)(b)(c)	191,008	688,787

		1,626,093
Software — 0.3%
HMH Holdings/EduMedia (a)	54,143	839,216
Total Common Stocks — 1.3%		3,242,275

Asset-Backed Securities	Par (000)
ACAS CLO Ltd., Series 2013-1A, Class D, 3.84%, 4/20/25 (b)(d)	$250	238,750
ALM Loan Funding (b)(d):
Series 2013-7R2A, Class B, 2.86%, 4/24/24	325	314,665
Series 2013-7RA, Class C, 3.71%, 4/24/24	910	880,516
Series 2013-7RA, Class D, 5.26%, 4/24/24	400	367,880
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24 (b)(d)	250	239,125
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D, 4.74%, 1/20/25 (b)(d)	300	303,573
CFIP CLO Ltd., Series 2013-1A, Class D, 3.99%, 4/20/24 (b)(d)	500	480,480
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.24%, 4/20/23 (b)(d)	405	401,720
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.25%, 9/20/22 (b)(d)	650	652,275
LCM IX LP, Series 9A, Class E, 4.44%, 7/14/22 (b)(d)	500	470,250
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25 (b)(d)	250	237,400
Asset-Backed Securities	Par (000)	Value
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.54%, 4/12/24 (b)(d)	$500	$471,250
Regatta Funding LP, Series 2013-2A, Class C, 4.24%, 1/15/25 (b)(d)	750	743,025
Symphony CLO Ltd., Series 2012-10A, Class D, 5.49%, 7/23/23 (b)(d)	650	653,250

Total Asset-Backed Securities — 2.7%		6,454,159

Corporate Bonds
Aerospace & Defense — 0.6%
DigitalGlobe, Inc., 5.25%, 2/01/21 (b)	351	342,225
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	375	408,750
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	692	749,090

		1,500,065
Airlines — 1.1%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)	243	241,785
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18	780	807,300
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18	79	89,428
United Continental Holdings, Inc., 6.00%, 12/01/20	355	353,225
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23	795	773,138
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (b)	465	466,706

		2,731,582
Auto Components — 1.5%
Affinia Group, Inc., 7.75%, 5/01/21 (b)	410	428,450
Delphi Corp., 6.13%, 5/15/21	130	143,000
Icahn Enterprises LP/Icahn Enterprise Finance Corp., 7.75%, 1/15/16	110	112,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	2,065	2,155,344

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Auto Components (concluded)
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)	$160	$166,400
Schaeffler Holding Finance BV, 6.88%, 8/15/18 (b)(c)	410	436,650
Titan International, Inc., 6.88%, 10/01/20 (b)	210	216,825
Venture Holdings Co. LLC (a)(e):
12.00%, 7/01/49	700	—
Series B, 9.50%, 7/01/05	3,325	—

		3,659,419
Automobiles — 0.4%
Ford Motor Co., 4.25%, 11/15/16 (f)	164	331,793
General Motors Co. (b):
4.88%, 10/02/23	165	166,031
6.25%, 10/02/43	440	446,600

		944,424
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17	30	34,763
Building Materials — 0.1%
Momentive Performance Materials, Inc., 8.88%, 10/15/20	195	205,238
Building Products — 0.6%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)	155	156,937
Building Materials Corp. of America (b):
7.00%, 2/15/20	485	521,375
6.75%, 5/01/21	410	441,775
Texas Industries, Inc., 9.25%, 8/15/20	196	215,110

		1,335,197
Capital Markets — 0.2%
American Capital Ltd., 6.50%, 9/15/18 (b)	365	378,231
KCG Holdings, Inc., 8.25%, 6/15/18 (b)	90	92,588

		470,819
Chemicals — 2.7%
Ashland, Inc., 3.88%, 4/15/18	255	256,275
Chemtura Corp., 5.75%, 7/15/21	76	76,950
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (b)	1,869	4,129,657
Huntsman International LLC, 8.63%, 3/15/21	395	442,400
Corporate Bonds	Par (000)	Value
Chemicals (concluded)
INEOS Finance PLC, 7.50%, 5/01/20 (b)	$125	$136,875
INEOS Group Holdings SA, 6.13%, 8/15/18 (b)	255	256,594
LSB Industries, Inc., 7.75%, 8/01/19 (b)	113	117,802
NOVA Chemicals Corp., 8.63%, 11/01/19	188	207,270
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)	120	124,200
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)	400	442,000
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)	98	98,368
US Coatings Acquisition, Inc., 7.38%, 5/01/21 (b)	151	160,060

		6,448,451
Commercial Banks — 0.7%
CIT Group, Inc.:
5.00%, 5/15/17	330	352,275
6.63%, 4/01/18 (b)	65	73,450
5.50%, 2/15/19 (b)	994	1,071,035
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/01/23	190	189,050

		1,685,810
Commercial Services & Supplies — 2.5%
ACCO Brands Corp., 6.75%, 4/30/20	113	112,576
The ADT Corp., 6.25%, 10/15/21 (b)	152	158,650
ARAMARK Corp., 5.75%, 3/15/20 (b)	547	570,247
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	416	431,401
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)	25	26,721
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18	114	115,995
Covanta Holding Corp., 6.38%, 10/01/22	420	432,796
The Geo Group, Inc., 5.88%, 1/15/22 (b)	125	125,000
Interactive Data Corp., 10.25%, 8/01/18	810	912,303
Mobile Mini, Inc., 7.88%, 12/01/20	335	369,338
United Rentals North America, Inc.:
5.75%, 7/15/18	462	496,072
7.38%, 5/15/20	230	257,025

2	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies (concluded)
United Rentals North America, Inc. (concluded):
7.63%, 4/15/22	$1,656	$1,854,720
West Corp., 8.63%, 10/01/18	165	179,644

		6,042,488
Communications Equipment — 0.8%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 (b)	345	348,019
Avaya, Inc., 7.00%, 4/01/19 (b)	264	256,740
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20	1,110	1,223,775

		1,828,534
Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)	200	209,500
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (b)	120	115,200

		324,700
Construction Materials — 1.0%
HD Supply, Inc., 8.13%, 4/15/19	2,080	2,321,800
Consumer Finance — 0.2%
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	140	151,499
6.63%, 8/15/17	300	350,399

		501,898
Containers & Packaging — 0.4%
Ball Corp., 6.75%, 9/15/20	325	353,438
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	589	636,120

		989,558
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17	323	345,610
Diversified Consumer Services — 0.2%
APX Group, Inc., 6.38%, 12/01/19	321	324,210
Rent-A-Center, Inc., 4.75%, 5/01/21	256	240,000

		564,210
Diversified Financial Services — 3.9%
Aircastle Ltd., 6.25%, 12/01/19	136	146,880
Ally Financial, Inc.:
8.30%, 2/12/15	2,420	2,613,600
8.00%, 11/01/31	1,383	1,645,675
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
DPL, Inc.:
6.50%, 10/15/16	$26	$28,080
7.25%, 10/15/21	69	70,380
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)	210	217,613
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (b)	200	197,500
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19	1,347	1,441,290
9.88%, 8/15/19	510	566,100
5.75%, 10/15/20	1,810	1,855,250
6.88%, 2/15/21	400	432,000
WMG Acquisition Corp., 11.50%, 10/01/18	281	325,257

		9,539,625
Diversified Telecommunication Services — 1.6%
CenturyLink, Inc., Series V, 5.63%, 4/01/20	342	347,985
Level 3 Financing, Inc.:
3.83%, 1/15/18 (b)(d)	220	221,650
8.13%, 7/01/19	2,768	3,030,960
7.00%, 6/01/20	184	195,040
Windstream Corp., 7.75%, 10/15/20	18	19,260

		3,814,895
Electric Utilities — 0.1%
Mirant Mid Atlantic Pass Through Trust B, Series B, 9.13%, 6/30/17	197	208,227
Electrical Equipment — 0.1%
General Cable Corp., 6.50%, 10/01/22 (b)	350	346,500
Energy Equipment & Services — 2.8%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	765	774,562
CGG (FKA Compagnie Generale de Geophysique, Veritas), 6.50%, 6/01/21	1,105	1,135,387
Gulfmark Offshore, Inc., 6.38%, 3/15/22	70	71,050
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20	140	144,200
MEG Energy Corp., 6.50%, 3/15/21 (b)	890	925,600
Oil States International, Inc.:
6.50%, 6/01/19	711	756,326
5.13%, 1/15/23	339	380,528
Peabody Energy Corp.:
6.00%, 11/15/18	523	555,688

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (concluded)
Peabody Energy Corp. (concluded):
6.25%, 11/15/21	$522	$533,745
Precision Drilling Corp.:
6.63%, 11/15/20	65	69,388
6.50%, 12/15/21	270	288,225
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)	200	205,000
Seadrill Ltd., 5.63%, 9/15/17 (b)	963	989,482

		6,829,181
Food Products — 0.2%
Post Holdings, Inc., 6.75%, 12/01/21 (b)	94	95,880
Smithfield Foods, Inc., 6.63%, 8/15/22	295	311,594
Sun Merger Sub, Inc. (b):
5.25%, 8/01/18	78	81,510
5.88%, 8/01/21	73	75,555

		564,539
Gas Utilities — 0.3%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.88%, 10/15/18	570	618,450
Health Care Equipment & Supplies — 0.6%
Biomet, Inc.:
6.50%, 8/01/20	640	678,400
6.50%, 10/01/20	395	410,800
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18	185	202,575
Teleflex, Inc., 6.88%, 6/01/19	250	262,500

		1,554,275
Health Care Providers & Services — 1.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19	365	392,375
6.00%, 10/15/21 (b)	87	89,175
CHS/Community Health Systems, Inc., 5.13%, 8/15/18	185	192,400
HCA, Inc., 7.88%, 2/15/20	1,349	1,455,234
Hologic, Inc., 6.25%, 8/01/20	716	755,380
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (b)(g)	87	87,435
Tenet Healthcare Corp.:
6.25%, 11/01/18	425	465,375
8.00%, 8/01/20	199	216,910
6.00%, 10/01/20 (b)	173	180,785
4.38%, 10/01/21 (b)	323	303,620
Corporate Bonds	Par (000)	Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp. (concluded):
8.13%, 4/01/22	$452	$490,420

		4,629,109
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)	1,730	2,041,400
Hotels, Restaurants & Leisure — 1.2%
Carlson Wagonlit BV, 6.88%, 6/15/19 (b)	200	207,000
Diamond Resorts Corp., 12.00%, 8/15/18	540	599,400
GLP Capital LP/GLP Financing II, Inc. (b):
4.38%, 11/01/18	134	136,680
4.88%, 11/01/20	172	171,570
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	25	26,750
5.88%, 3/15/21	110	106,700
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	282	276,360
MCE Finance Ltd., 5.00%, 2/15/21 (b)	352	340,560
PNK Finance Corp., 6.38%, 8/01/21 (b)	195	201,338
Sabre, Inc., 8.50%, 5/15/19 (b)	300	331,875
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)	218	213,640
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(e)	220	—
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	205	207,050

		2,818,923
Household Durables — 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)	190	186,200
Beazer Homes USA, Inc., 6.63%, 4/15/18	340	365,500
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)	345	359,663
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)	97	96,515
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	795	840,712
KB Home, 7.25%, 6/15/18	330	361,350
Libbey Glass, Inc., 6.88%, 5/15/20	80	85,400

4	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Household Durables (concluded)
Standard Pacific Corp., 8.38%, 1/15/21	$1,120	$1,288,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)	223	215,195

		3,798,535
Household Products — 0.1%
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	90	95,850
6.63%, 11/15/22	105	111,825

		207,675
Independent Power Producers & Energy Traders — 3.4%
Calpine Corp. (b):
7.50%, 2/15/21	58	63,220
6.00%, 1/15/22	75	77,063
5.88%, 1/15/24	164	163,180
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (b)	282	289,050
10.00%, 12/01/20 (b)	630	667,800
10.00%, 12/01/20	4,258	4,524,125
12.25%, 3/01/22 (b)	427	495,320
GenOn REMA LLC:
Series B, 9.24%, 7/02/17	88	91,100
Series C, 9.68%, 7/02/26	448	461,440
Laredo Petroleum, Inc.:
9.50%, 2/15/19	495	551,925
7.38%, 5/01/22	185	200,262
NRG Energy, Inc., 7.63%, 1/15/18	681	776,340

		8,360,825
Insurance — 0.1%
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)	114	121,980
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)	220	227,150

		349,130
Internet Software & Services — 0.1%
IAC/InterActiveCorp, 4.88%, 11/30/18 (b)	184	187,910
IT Services — 1.2%
Ceridian Corp., 8.88%, 7/15/19 (b)	1,155	1,335,469
First Data Corp. (b):
7.38%, 6/15/19	845	904,150
6.75%, 11/01/20	565	591,837
WEX, Inc., 4.75%, 2/01/23 (b)	206	190,035

		3,021,491
Corporate Bonds	Par (000)	Value
Machinery — 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (b)	$63	$64,260
Media — 4.5%
AMC Networks, Inc., 7.75%, 7/15/21	320	360,000
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(b)(e)	254	196,850
Checkout Holding Corp., 10.72%, 11/15/15 (b)(h)	296	241,240
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20	412	434,660
6.50%, 11/15/22	1,461	1,510,335
DISH DBS Corp.:
4.25%, 4/01/18	500	508,750
5.88%, 7/15/22	700	708,750
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)	114	121,125
Gannett Co., Inc. (b):
5.13%, 10/15/19	71	73,219
5.13%, 7/15/20	81	82,620
6.38%, 10/15/23	113	117,803
Gray Television, Inc., 7.50%, 10/01/20 (b)	160	168,400
Intelsat Jackson Holdings SA:
7.25%, 10/15/20	1,230	1,343,775
5.50%, 8/01/23 (b)	384	367,680
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)	69	74,520
The McClatchy Co., 9.00%, 12/15/22	120	130,200
MDC Partners, Inc., 6.75%, 4/01/20 (b)	186	193,440
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)	90	91,350
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)	155	160,037
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	341	370,837
ProQuest LLC / ProQuest Notes Co., 9.00%, 10/15/18 (b)	75	76,781
Sirius XM Holdings, Inc. (b):
5.88%, 10/01/20	132	136,125
5.75%, 8/01/21	158	159,975
4.63%, 5/15/23	117	104,423
Sterling Entertainment Corp., 10.00%, 12/15/19	450	450,000
Townsquare Radio LLC / Townsquare Radio, Inc., 9.00%, 4/01/19 (b)	296	318,200

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19	$540	$587,250
5.50%, 1/15/23 (b)	440	429,000
Univision Communications, Inc., 6.75%, 9/15/22 (b)	107	117,700
Virgin Media Secured Finance PLC, 6.50%, 1/15/18	1,250	1,295,312

		10,930,357
Metals & Mining — 2.3%
ArcelorMittal:
9.50%, 2/15/15	715	779,350
4.25%, 8/05/15	275	284,625
5.00%, 2/25/17	130	137,963
6.13%, 6/01/18	186	202,043
Commercial Metals Co., 4.88%, 5/15/23	347	323,577
FMG Resources August 2006 Property Ltd. (b):
7.00%, 11/01/15	80	82,900
6.00%, 4/01/17	40	42,400
Global Brass & Copper, Inc., 9.50%, 6/01/19	255	284,962
Kaiser Aluminum Corp., 8.25%, 6/01/20	190	215,175
New Gold, Inc., 6.25%, 11/15/22 (b)	255	250,537
Novelis, Inc., 8.75%, 12/15/20	2,328	2,607,360
Perstorp Holding AB, 8.75%, 5/15/17 (b)	205	219,350
RathGibson, Inc., 11.25%, 2/15/14 (a)(e)	2,175	—
Steel Dynamics, Inc., 6.38%, 8/15/22	205	222,938

		5,653,180
Multiline Retail — 0.1%
Dufry Finance SCA, 5.50%, 10/15/20 (b)	228	234,840
Oil, Gas & Consumable Fuels — 6.0%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23	170	166,600
Alpha Natural Resources, Inc., 6.25%, 6/01/21	79	67,743
Antero Resources Finance Corp., 5.38%, 11/01/21 (b)	289	291,890
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	61	64,508
Chaparral Energy, Inc., 7.63%, 11/15/22	115	124,488
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.:
7.25%, 12/15/18	$22	$25,300
6.63%, 8/15/20	271	303,520
6.88%, 11/15/20	150	168,562
6.13%, 2/15/21	3	3,225
Concho Resources, Inc., 6.50%, 1/15/22	219	237,067
CONSOL Energy, Inc.:
8.00%, 4/01/17	29	30,668
8.25%, 4/01/20	975	1,060,312
Crosstex Energy LP / Crosstex Energy Finance Corp., 8.88%, 2/15/18	195	205,725
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	665	711,550
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19	235	253,212
Halcon Resources Corp., 8.88%, 5/15/21	351	356,265
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (b)	470	509,950
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20	80	83,800
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (b)	480	527,761
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)	250	245,952
Kodiak Oil & Gas Corp., 8.13%, 12/01/19	550	609,125
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20	732	783,240
7.75%, 2/01/21	150	155,625
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21	127	130,493
Northern Oil and Gas, Inc., 8.00%, 6/01/20	233	244,067
Oasis Petroleum, Inc.:
7.25%, 2/01/19	135	145,463
6.50%, 11/01/21	155	167,400
6.88%, 3/15/22 (b)	180	193,500
Offshore Group Investment Ltd., 7.13%, 4/01/23	246	253,380
Pacific Drilling SA, 5.38%, 6/01/20 (b)	223	225,230
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	76	79,800
PDC Energy, Inc., 7.75%, 10/15/22	155	167,788

6	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20	$165	$182,325
Petrobras Global Finance BV, 3.00%, 1/15/19	288	273,538
Range Resources Corp.:
6.75%, 8/01/20	303	328,755
5.75%, 6/01/21	80	85,300
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)	57	59,565
Rosetta Resources, Inc., 5.63%, 5/01/21	143	143,536
Sabine Pass Liquefaction LLC (b):
5.63%, 2/01/21	869	858,137
5.63%, 4/15/23	281	266,247
Sabine Pass LNG LP:
7.50%, 11/30/16	1,490	1,683,700
6.50%, 11/01/20	275	284,625
SandRidge Energy, Inc.:
8.75%, 1/15/20	35	37,800
7.50%, 2/15/23	411	419,220
SESI LLC, 6.38%, 5/01/19	174	185,310
SM Energy Co.:
6.63%, 2/15/19	22	23,320
6.50%, 11/15/21	225	240,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (b)	240	250,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	66	67,815
Whiting Petroleum Corp., 5.00%, 3/15/19	536	548,060

		14,532,012
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)	256	275,840
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (b)	200	218,000

		493,840
Pharmaceuticals — 0.5%
Capsugel SA, 7.00%, 5/15/19 (b)(c)	59	60,033
Valeant Pharmaceuticals International (b):
6.75%, 8/15/18	334	367,817
6.38%, 10/15/20	228	240,255
5.63%, 12/01/21 (g)	191	191,955
Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International (b) (concluded):
7.25%, 7/15/22	$350	$377,125

		1,237,185
Real Estate Investment Trusts (REITs) — 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)	236	249,570
Felcor Lodging LP:
6.75%, 6/01/19	484	517,880
5.63%, 3/01/23	109	106,275
iStar Financial, Inc., 4.88%, 7/01/18	169	168,155

		1,041,880
Real Estate Management & Development — 1.0%
Realogy Corp., 7.63%, 1/15/20 (b)	1,130	1,262,775
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)	284	284,710
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)	85	85,000
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19	790	872,950

		2,505,435
Road & Rail — 1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 1.00%, 12/01/17 (b)(d)	64	63,840
The Hertz Corp.:
7.50%, 10/15/18	780	843,375
6.75%, 4/15/19	150	161,625
5.88%, 10/15/20	235	243,812
7.38%, 1/15/21	1,742	1,911,845
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)	120	119,700

		3,344,197
Semiconductors & Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC (b):
3.75%, 6/01/18	355	357,662
5.75%, 2/15/21	275	286,344

		644,006
Software — 1.0%
Activision Blizzard, Inc. (b):
5.63%, 9/15/21	175	181,781
6.13%, 9/15/23	61	63,898

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Software (concluded)
Healthcare Technology Intermediate, Inc., 7.38%, 9/01/18 (b)(c)	$112	$115,080
Infor US, Inc., 9.38%, 4/01/19	1,295	1,460,112
Nuance Communications, Inc., 5.38%, 8/15/20 (b)	700	659,750

		2,480,621
Specialty Retail — 0.4%
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)	496	554,900
Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19	350	387,188
Sonic Automotive, Inc., 5.00%, 5/15/23	50	46,500

		988,588
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22	140	152,950
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)	235	236,175
The William Carter Co., 5.25%, 8/15/21 (b)	132	134,310

		523,435
Trading Companies & Distributors — 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class A, 5.13%, 11/30/24 (b)	427	433,058
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (b)	176	186,780
Wireless Telecommunication Services — 3.7%
Digicel Ltd., 6.00%, 4/15/21 (b)	1,082	1,044,130
Sprint Communications, Inc. (b):
9.00%, 11/15/18	2,081	2,518,010
7.00%, 3/01/20	1,931	2,148,237
Sprint Corp., 7.88%, 9/15/23 (b)	1,362	1,491,390
T-Mobile USA, Inc.:
6.63%, 4/28/21	705	738,487
6.13%, 1/15/22	80	81,500
6.73%, 4/28/22	675	703,688
6.50%, 1/15/24	145	146,813
Wind Acquisition Finance SA, 6.50%, 4/30/20 (b)	200	211,000

		9,083,255
Total Corporate Bonds — 55.5%		135,202,185
Floating Rate Loan Interests	Par (000)	Value

Floating Rate Loan Interests
Aerospace & Defense — 0.9%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20	$483	$486,798
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20	243	244,196
TransUnion LLC, Term Loan, 4.25%, 2/10/19	1,442	1,449,920

		2,180,914
Airlines — 0.8%
Delta Air Lines, Inc., Term Loan B1, 4.00%, 10/18/18	991	994,860
Northwest Airlines, Inc.:
2.24%, 3/10/17	198	182,246
1.62%, 9/10/18	260	228,714
US Airways Group, Inc., Term Loan B1, 4.25%, 5/23/19	440	441,320

		1,847,140
Auto Components — 2.6%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20	339	343,389
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/28/17	834	818,635
2nd Lien Term Loan, 10.50%, 1/29/18	900	837,000
Federal-Mogul Corp.:
Term Loan B, 2.11%, 12/29/14	1,468	1,449,386
Term Loan C, 2.11%, 12/28/15	1,037	1,023,535
FleetPride Corp., 1st Lien Term Loan, 5.25%, 11/19/19	337	330,701
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19	1,110	1,119,713
Schaeffler AG, Term Loan C, 4.25%, 1/27/17	50	50,271
Transtar Holding Co., 1st Lien Term Loan, 5.50%, 10/09/18	475	469,260

		6,441,890
Biotechnology — 0.2%
Grifols, Inc., Term Loan B, 4.25%, 6/01/17	559	561,279
Building Products — 1.0%
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/16/20	249	248,362

8	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value
Building Products (concluded)
Continental Building Products LLC, 1st Lien Term Loan, 4.50%, 8/14/20	$345	$343,275
CPG International, Inc., Term Loan, 4.75%, 9/30/20	680	680,850
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20	270	271,061
Wilsonart International Holdings LLC:
Incremental Term Loan B2, 4.00%, 10/31/19	140	138,250
Term Loan B, 4.00%, 10/31/19	744	737,244

		2,419,042
Capital Markets — 0.3%
American Capital Holdings, Inc., Term Loan, 4.00%, 8/22/16	206	206,608
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17	298	299,244
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17	260	260,834

		766,686
Chemicals — 3.0%
Allnex USA, Inc.:
Term Loan B1, 4.50%, 10/03/19	243	243,907
Term Loan B2, 4.50%, 10/03/19	126	126,552
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17	194	195,506
Chemtura Corp., Term Loan B, 3.50%, 8/27/16	605	608,069
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19	420	420,588
General Chemical Corp., Term Loan, 5.00%, 10/06/15	305	306,134
INEOS US Finance LLC, 6 Year Term Loan, 4.00%, 5/04/18 (d)	389	389,989
MacDermid, Inc., 1st Lien Term Loan, 3.16%, 6/08/20	334	335,833
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	912	906,098
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20	370	375,898
Term Loan B2, 4.25%, 1/15/20	510	512,677
Floating Rate Loan Interests	Par (000)	Value
Chemicals (concluded)
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18	$298	$300,412
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20	249	248,752
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.50%, 3/19/20	519	524,266
Univar, Inc., Term Loan B, 5.00%, 6/30/17	248	244,357
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/01/20	1,473	1,483,026

		7,222,064
Commercial Banks — 0.4%
Fly Funding II Sarl, Term Loan B, 4.50%, 8/08/18	50	50,281
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 3.27%, 11/30/20	205	205,769
2nd Lien Term Loan, 8.25%, 5/31/21	130	130,650
Santander Asset Management, Term Loan, 0.00%, 11/11/20	550	550,000

		936,700
Commercial Services & Supplies — 2.3%
ADS Waste Holdings, Inc., Term Loan B, 4.25%, 10/09/19	907	910,889
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18	150	150,153
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16	315	315,288
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17	215	217,419
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17	1,196	1,199,974
Learning Care Group (US) No. 2, Inc., Term Loan B, 6.00%, 5/08/19	105	104,761
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/16/19	289	288,913
Progressive Waste Solutions Ltd., Term Loan B, 3.50%, 10/24/19	293	292,787
Protection One, Inc., Term Loan, 4.25%, 3/21/19	502	501,515
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19	885	885,558

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value
Commercial Services & Supplies (concluded)
West Corp., Term Loan B8, 3.75%, 6/29/18	$641	$643,772

		5,511,029
Communications Equipment — 2.1%
Alcatel-Lucent USA, Inc., Term Loan C, 5.75%, 1/30/19	2,030	2,046,164
Avaya, Inc.:
Extended Term Loan B3, 4.74%, 10/26/17	724	692,957
Term Loan B5, 8.00%, 3/30/18	97	96,287
CommScope, Inc., Term Loan, 3.75%, 1/12/18	815	814,949
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19	335	337,301
Zayo Group LLC, Term Loan B, 4.00%, 7/02/19	1,228	1,226,712

		5,214,370
Construction & Engineering — 0.6%
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20	670	665,966
Centaur LLC, 1st Lien Term Loan, 5.25%, 2/20/19	537	542,673
USIC Holdings, Inc., 1st Lien Term Loan, 4.75%, 7/10/20	249	250,310

		1,458,949
Construction Materials — 1.3%
Filtration Group Corp.:
1st Lien Term Loan, 0.00%, 11/30/20	205	206,451
2nd Lien Term Loan, 0.00%, 11/30/21	220	223,575
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17	2,481	2,494,056
McJunkin Red Man Corp., Term Loan, 0.00%, 11/12/19	140	141,007

		3,065,089
Consumer Finance — 0.3%
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/19	630	636,300
Containers & Packaging — 0.9%
Pact Group (USA), Inc., Term Loan B, 3.75%, 5/29/20	893	884,397
Polarpak, Inc., 1st Lien Canadian Borrower, 4.50%, 6/05/20	113	113,272
Sealed Air Corp., 2013 Term Loan, 4.00%, 10/03/18	314	314,406
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/25/19	743	743,137
Floating Rate Loan Interests	Par (000)	Value
Containers & Packaging (concluded)
WNA Holdings, Inc., 1st Lien US Borrower, 4.50%, 6/05/20	$61	$61,531

		2,116,743
Distributors — 0.7%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20	1,125	1,123,594
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19	223	222,196
VWR Funding, Inc., Extended Add on Term Loan, 4.16%, 4/03/17	263	263,670

		1,609,460
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00%, 1/30/20	536	538,298
Doncasters Finance US LLC, Term Loan, 5.50%, 4/09/20	209	210,649
Garda World Security Corp., Term Loan B, 4.00%, 11/06/20	388	389,672
ROC Finance LLC, Term Loan, 5.00%, 5/15/19	230	220,082
ServiceMaster Co., Term Loan, 4.25%, 1/31/17	699	687,885
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20	726	622,952

		2,669,538
Diversified Financial Services — 1.2%
ION Trading Technologies Sarl, 1st Lien Term Loan, 4.50%, 5/22/20	379	380,710
Kasima LLC, Term Loan B, 3.25%, 5/17/21	425	423,674
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/31/18	1,128	1,134,653
RPI Finance Trust, Term Loan B3, 3.50%, 11/09/18	166	166,588
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20	750	749,062

		2,854,687
Diversified Telecommunication Services — 2.8%
Consolidated Communications, Inc., Term Loan B3, 5.25%, 12/31/18	873	878,029

10	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value
Diversified Telecommunication Services (concluded)
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19	$861	$862,742
Integra Telecom, Inc., 1st Lien Term Loan, 5.25%, 2/22/19	438	442,042
Level 3 Financing, Inc., 2020 Term Loan B, 4.00%, 1/15/20	2,980	2,998,625
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19	422	424,378
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17	1,350	1,347,867

		6,953,683
Electric Utilities — 0.1%
Sandy Creek Energy Associates, L.P., Term Loan B, 5.00%, 11/06/20	210	210,573
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, Term Loan, 3.50%, 4/29/20	498	495,013
Energy Equipment & Services — 0.8%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20	519	519,239
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20	1,220	1,228,031
Unifrax Corp., Term Loan, 4.25%, 11/28/18	208	208,727

		1,955,997
Food & Staples Retailing — 0.5%
Rite Aid Corp.:
2nd Lien Term Loan, 5.75%, 8/21/20	225	230,344
Term Loan 6, 4.00%, 2/21/20	209	210,404
Supervalu, Inc., Refinancing Term Loan B, 5.00%, 3/21/19	487	488,644
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/29/19	204	204,999

		1,134,391
Food Products — 2.2%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17	506	502,885
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20	345	345,000
Del Monte Foods Co., Term Loan:
1st Lien, 0.00%, 11/06/20	315	316,575
4.00%, 3/08/18	626	628,279
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18	570	572,531
Floating Rate Loan Interests	Par (000)	Value
Food Products (concluded)
GFA Brands, Inc., Term Loan B, 5.00%, 7/09/20	$209	$209,999
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19	843	839,727
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.25%, 4/29/20	160	159,755
Term Loan G, 3.25%, 4/29/20	672	670,617
Reddy Ice Corp., 1st Lien Term Loan, 6.75%, 5/01/19	1,070	1,068,962

		5,314,330
Gas Utilities — 0.1%
EFS Cogen Holdings I, Inc., Term Loan B, 0.00%, 12/01/20	300	300,000
Health Care Equipment & Supplies — 2.7%
Arysta LifeScience Corp., 1st Lien Term Loan, 4.50%, 5/29/20	843	846,579
Biomet, Inc., Term Loan B2, 3.67%, 7/25/17	763	768,689
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19	665	663,251
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20	25	25,346
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17	1,254	1,266,154
The Hologic, Inc., Term Loan B, 3.75%, 8/01/19	972	975,254
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18	98	98,636
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18	960	963,348
Kinetic Concepts, Inc., Term Loan D1, 4.50%, 5/04/18	135	136,316
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18	395	369,325
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19	390	394,174
2nd Lien Term Loan, 9.50%, 6/07/19	100	100,625

		6,607,697
Health Care Providers & Services — 2.7%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/20/19	557	555,807
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18	268	267,305

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value
Health Care Providers & Services (concluded)
CHG Buyer Corp., Term Loan, 4.25%, 11/19/19	$375	$376,049
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16	1,035	1,040,071
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16	1,070	1,074,831
Term Loan B2, 4.00%, 11/01/19	586	588,649
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18	338	338,774
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17	457	462,039
Ikaria Acquisition, Inc., 1st Lien Term Loan, 7.25%, 7/03/18	267	268,625
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16	260	256,766
Incremental Term Loan B3, 7.75%, 5/15/18	333	329,485
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.25%, 6/29/18	404	404,997
US Renal Care, Inc., Incremental 1st Lien Term Loan, 5.25%, 7/03/19	548	552,997

		6,516,395
Health Care Technology — 0.6%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17	1,372	1,375,724
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19	196	196,057

		1,571,781
Hotels, Restaurants & Leisure — 7.7%
Bally Technologies, Inc., Term Loan B, 0.00%, 8/31/20	430	432,507
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20	700	707,000
Caesars Entertainment Resort Properties, LLC, Term Loan B, 7.00%, 10/12/20	6,575	6,455,861
Drumm Investors LLC, Term Loan, 5.00%, 5/04/18	541	526,964
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20	305	312,244
Hilton Worldwide Finance, LLC, Term Loan B2, 4.00%, 10/26/20	3,422	3,431,735
Intrawest ULC, Term Loan, 0.00%, 11/26/20	345	345,431
Floating Rate Loan Interests	Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Marina District Finance Co., Inc., Term Loan B, 0.00%, 8/15/18	$505	$505,631
MGM resorts International, Term Loan A, 2.91%, 12/20/17	248	248,021
MGM Resorts International, Term Loan B, 3.50%, 12/20/19	660	659,188
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/25/19	340	340,071
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20	489	490,456
Playa Resorts Holding BV, Term Loan B, 4.75%, 8/06/19	380	383,089
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19	220	219,589
Term Loan B, 5.25%, 2/19/19	303	304,417
Six Flags Theme Parks, Inc., Term Loan B, 4.00%, 12/20/18	205	205,691
Station Casinos, Inc., Term Loan B, 5.00%, 3/02/20	1,577	1,593,177
Travelport LLC, Refinancing Term Loan, 6.25%, 6/26/19	594	605,911
Twin River Management Group, Inc., Term Loan B, 5.25%, 11/09/18	535	540,606
Wendy’s International, Inc., Term Loan B, 3.25%, 5/15/19	425	424,532

		18,732,121
Household Products — 0.5%
Spectrum Brands, Inc.:
Term Loan, 4.50%, 12/17/19	660	662,322
Term Loan A, 3.00%, 9/07/17	445	445,370
Term Loan C, 3.50%, 9/04/19	90	90,223

		1,197,915
Independent Power Producers & Energy Traders — 1.1%
AES Corp., Refinancing Term Loan B, 3.75%, 6/01/18	724	728,133
Calpine Construction Finance Co., L.P., Term Loan B1, 3.00%, 5/03/20	279	276,298
Calpine Corp., Term Loan B1, 4.00%, 4/02/18	400	402,105
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20	965	973,971
Star West Generation LLC, Term Loan B, 4.25%, 3/13/20	388	390,475

		2,770,982

12	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value
Industrial Conglomerates — 0.4%
Sequa Corp., Term Loan B, 5.25%, 12/19/17	$1,123	$1,107,608
Insurance — 1.3%
Alliant Holdings I, Inc., Term Loan B, 4.75%, 12/20/19	397	397,746
Asurion LLC, Term Loan B1, 4.50%, 5/24/19	571	570,294
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16	312	312,949
Term Loan B2, 3.75%, 9/20/18	491	491,926
Cooper Gay Swett & Crawford Ltd., 1st Lien Term Loan, 5.00%, 4/16/20	399	393,637
Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, 12/10/19	342	341,557
Hub International Ltd., Term Loan B, 4.75%, 10/02/20	415	418,996
National Financial Partners Corp., Term Loan, 5.25%, 7/01/20	165	166,439

		3,093,544
Internet Software & Services — 0.7%
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18	889	887,920
W3 Co., 1st Lien Term Loan, 5.75%, 3/13/20	383	384,033
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17	341	343,442

		1,615,395
IT Services — 2.5%
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19	203	203,463
Ceridian Corp., Term Loan B, 4.42%, 5/09/17	926	930,044
First Data Corp., 2018 Term Loan:
4.17%, 9/24/18	750	751,635
Extended B, 4.17%, 3/23/18	3,059	3,064,680
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19	516	516,752
InfoGroup, Inc., Term Loan, 8.00%, 5/25/18	336	272,227
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/20	68	68,785
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20	253	254,431
Term Loan E, 4.00%, 3/09/20	164	165,406

		6,227,423
Floating Rate Loan Interests	Par (000)	Value
Leisure Equipment & Products — 0.1%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19	$281	$284,396
Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18	262	264,811
Machinery — 3.0%
Allegion PLC, Term Loan B, 3.00%, 9/30/20	390	390,121
Alliance Laundry Systems LLC, Refinancing Term Loan, 4.25%, 12/10/18	201	201,566
Dayco Products LLC, Term Loan B, 5.25%, 11/26/19	420	416,850
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20	257	257,410
Term Loan B3, 4.25%, 8/28/20	78	78,295
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/20	711	707,520
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20	748	748,125
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18	396	396,990
Mirror Bidco Corp., Term Loan, 5.25%, 12/27/19	536	538,405
Navistar International Corp., Term Loan B, 5.75%, 8/17/17	609	618,357
Pacific Industrial Services US Finco LLC:
1st Lien Term Loan, 5.00%, 10/02/18	475	480,049
2nd Lien Term Loan, 8.75%, 4/02/19	365	372,300
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20	452	451,646
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19	834	832,958
Wabash National Corp., Term Loan B, 4.50%, 5/02/19	873	876,626

		7,367,218
Marine — 0.4%
HGIM Corp., Term Loan B, 5.50%, 6/18/20	865	868,244
Media — 8.1%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20	650	651,423
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18	537	535,755
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/20	535	539,547

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value
Media (continued)
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 4.75%, 7/03/14	$191	$143,352
Tranche 1 Incremental, 7.50%, 7/03/14	657	494,135
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20	688	678,336
Cumulus Media Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/17/18	1,049	1,054,052
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18	366	367,588
EW Scripps Co., Term Loan B, 3.25%, 11/14/20	330	330,825
Fender Musical Instruments Corp., 2019 Term Loan B, 5.75%, 4/03/19	96	97,080
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17	627	628,107
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19	132	122,206
Gray Television, Inc., Term Loan B, 4.75%, 10/15/19	146	146,884
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20	474	475,296
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 4.25%, 6/01/18	798	799,510
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19	477	480,574
Intelsat Jackson Holdings SA, Term Loan B2, 2.00%, 6/30/19	5,126	5,132,628
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20	210	210,263
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20	215	215,107
Media General, Inc., Delayed Draw Term Loan B, 5.50%, 7/31/20	400	403,752
NEP/NCP Holdco, Inc., Term Loan, 4.75%, 1/22/20	625	626,838
Nielsen Finance LLC, Term Loan E, 2.92%, 5/02/16	220	220,226
Rentpath, Inc., Term Loan B, 6.25%, 5/29/20	514	502,154
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20	375	375,828
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20	199	197,384
Floating Rate Loan Interests	Par (000)	Value
Media (concluded)
Springer Science & Business Media Deutschland GmbH, Term Loan B2, 5.00%, 8/14/20	$525	$526,423
Tribune Co., 2013 Term Loan, 0.00%, 11/12/20	615	612,116
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20	440	450,450
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20	1,023	1,027,328
UPC Financing Partnership, Term Loan AH, 3.25%, 6/30/21	425	423,758
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/08/20	980	979,922
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	341	342,547

		19,791,394
Metals & Mining — 2.9%
Ameriforge Group, Inc., 1st Lien Term Loan, 5.00%, 12/19/19	352	355,272
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19	358	355,961
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20	786	804,719
FMG Resources August 2006 Property Ltd., Term Loan, 4.25%, 6/28/19	1,742	1,757,646
Murray Energy Corp., Term Loan B, 4.75%, 5/24/19	90	89,960
Novelis, Inc., Term Loan, 3.75%, 3/10/17	1,965	1,973,559
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18	258	256,228
Walter Energy, Inc., Term Loan B, 6.75%, 4/02/18	870	851,008
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17	581	594,480

		7,038,833
Multiline Retail — 1.3%
99 Cents Only Stores, Term Loan, 4.50%, 1/11/19	684	686,881
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20	458	458,464
BJ’s Wholesale Club, Inc., 1st Lien Term Loan, 4.50%, 9/26/19	511	512,595
Hudson’s Bay Co.:
1st Lien Term Loan, 4.75%, 11/04/20	435	440,290
2nd Lien Term Loan, 8.25%, 11/04/21	65	66,733

14	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value
Multiline Retail (concluded)
JC Penney Corp., Inc., 1st Lien Term Loan, 6.00%, 5/22/18	$354	$345,830
The Neiman Marcus Group, Inc., Term Loan, 5.00%, 10/26/20	660	663,960

		3,174,753
Oil, Gas & Consumable Fuels — 3.7%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 0.00%, 11/20/20	809	812,365
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17	1,230	1,254,600
Drillships Financing Holding, Inc., Term Loan B2, 5.50%, 7/15/16	783	792,176
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18	430	430,107
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18	245	246,492
GIM Channelview Cogeneration LLC, Term Loan B, 4.25%, 5/08/20	434	436,624
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	572	572,149
Offshore Group Investment Ltd.:
6.25%, 10/25/17	978	980,590
5.75%, 3/28/19	378	381,526
Pacific Drilling SA, Term Loan B, 4.50%, 6/04/18	529	532,973
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19	330	338,250
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18	353	315,090
PowerTeam Services LLC:
1st Lien Term Loan, 4.25%, 5/06/20	186	183,815
Delayed Draw Term Loan, 4.25%, 5/06/20	10	10,020
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20	397	398,216
Samson Investment Co., 2nd Lien Term Loan, 6.00%, 9/25/18	275	275,687
Tesoro Corp., Term Loan B, 2.41%, 5/30/16	512	512,425
Western Refining, Inc., Term Loan B, 0.00%, 11/12/20	620	625,041

		9,098,146
Paper & Forest Products — 0.2%
NewPage Corp., Exit Term Loan, 7.75%, 12/21/18	438	446,550
Floating Rate Loan Interests	Par (000)	Value
Pharmaceuticals — 3.2%
Akorn, Inc., Term Loan B, 0.00%, 8/27/20	$390	$391,221
Amneal Pharmaceuticals LLC, Term Loan, 7.00%, 11/01/19	305	305,000
Aptalis Pharma, Inc., Term Loan B, 6.00%, 9/18/20	1,361	1,374,522
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20	445	446,112
Par Pharmaceutical Cos., Inc., Refinancing Term Loan B, 4.25%, 9/30/19	1,733	1,739,896
Pharmaceutical Product Development LLC, Term Loan B, 4.25%, 12/05/18	1,339	1,346,455
Quintiles Transnational Corp., Term Loan B, 4.00%, 6/08/18	683	683,690
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19	617	621,267
Series D2 Term Loan B, 3.75%, 2/13/19	647	651,610
Term Loan E, 4.50%, 8/05/20	337	341,105

		7,900,878
Professional Services — 1.1%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18	1,187	1,190,543
ON Assignment, Inc., Refinancing Term Loan B, 3.50%, 4/30/20	229	228,503
Sirva Worldwide, Inc., Term Loan, 7.50%, 3/27/19	398	404,965
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20	300	300,000
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19	553	554,636

		2,678,647
Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17	1,173	1,178,068
Starwood Property Trust, Inc., Term Loan B, 0.00%, 4/17/20	235	233,973

		1,412,041
Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20	540	545,908
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16	974	983,280

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value
Real Estate Management & Development (concluded)
Realogy Corp. (concluded):
Extended Term Loan, 4.50%, 3/05/20	$1,775	$1,793,053

		3,322,241
Road & Rail — 0.2%
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18	429	430,770
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc.:
Term Loan B3, 4.75%, 12/01/16	149	150,042
Term Loan B4, 5.00%, 2/28/20	796	804,207
Term Loan B5, 5.00%, 1/15/21	140	141,449
NXP BV:
Term Loan C, 4.75%, 1/11/20	362	362,534
Term Loan D, 3.25%, 1/10/20	365	365,274

		1,823,506
Software — 2.2%
Blackboard, Inc., Term Loan B3, 4.75%, 10/04/18	146	147,426
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20	525	527,625
Chromaflo Technologies Corp., 1st Lien Term Loan, 0.00%, 11/30/19	250	250,000
CompuCom Systems, Inc., Refinancing Term Loan B, 4.25%, 5/11/20	110	109,121
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20	229	223,403
GCA Services Group, Inc., Term Loan B, 5.25%, 11/01/19	400	399,845
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18	1,347	1,352,486
Mitchell International, Inc., 1st Lien Term Loan, 4.50%, 10/12/20	240	241,500
RP Crown Parent LLC, 1st Lien Term Loan, 6.75%, 12/21/18	452	455,634
Sophia LP, Term Loan B, 4.50%, 7/19/18	605	609,190
SS&C Technologies, Inc.:
Term Loan B1, 3.25%, 6/07/19	628	629,209
Term Loan B2, 3.25%, 6/07/19	65	65,091
Floating Rate Loan Interests	Par (000)	Value
Software (concluded)
StoneRiver Holdings, Inc., 1st Lien Term Loan, 4.50%, 11/29/19	$177	$176,298
Websence, Inc., Term Loan B, 4.50%, 6/25/20	209	209,213

		5,396,041
Specialty Retail — 4.1%
Academy Ltd., Term Loan, 4.50%, 8/03/18	1,082	1,086,529
Atlantic Aviation FBO, Inc., Term Loan B, 3.25%, 6/01/20	254	254,123
Bass Pro Group LLC, Term Loan, 4.00%, 11/20/19	690	692,744
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17	328	330,104
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19	859	859,053
Equinox Holdings, Inc., Repriced Term Loan B, 4.50%, 1/31/20	423	424,989
Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18	67	64,489
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19	665	671,997
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18	382	382,352
Leslie’s Poolmart, Inc., Term Loan B, 4.25%, 10/16/19	687	688,613
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20	652	653,226
Party City Holdings, Inc., Refinancing Term Loan B, 4.25%, 7/29/19	1,454	1,457,249
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17	1,060	1,064,157
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.00%, 4/23/20	192	192,879
SRAM LLC, Term Loan B, 4.00%, 4/10/20	214	212,868
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18	743	739,210
Toys ‘R’ Us-Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18	153	135,799
Term Loan B3, 5.25%, 5/25/18	47	41,549

		9,951,930

16	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.6%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18	$862	$819,606
Phillips-Van Heusen Corp., Term Loan B, 3.25%, 2/13/20	470	470,763
True Religion Apparel, Inc., 1st Lien Term Loan, 5.88%, 7/30/19	85	81,281

		1,371,650
Thrifts & Mortgage Finance — 0.3%
IG Investments Holdings LLC, 1st Lien Term Loan, 5.50%, 10/31/19	422	423,525
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18	353	357,273

		780,798
Trading Companies & Distributors — 0.0%
WESCO Distribution, Inc., Term Loan B, 4.50%, 12/12/19	120	120,008
Wireless Telecommunication Services — 0.5%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19	332	333,094
Light Tower Fiber LLC, 1st Lien Term Loan, 4.50%, 4/13/20	579	578,793
Time Warner Telecom Holdings Inc., Term Loan B, 2.67%, 4/17/20	319	319,998

		1,231,885
Total Floating Rate Loan Interests — 81.3%		198,071,468

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust 2013-HLT, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(g)	565	567,825
Other Interests (a)(i)	Beneficial Interest (000)	Value
Auto Components — 0.0%
Intermet Liquidating Trust, Class A	$320	$3
Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred Equity Interests (90-day lock), (Acquired 11/18/13, cost $708,423) (j)	10	158,683
J.G. Wentworth LLC Preferred Equity Interests (135-day lock), (Acquired 11/18/13, cost $708,423) (j)	10	158,683
J.G. Wentworth LLC Preferred Equity Interests (180-day lock), (Acquired 11/18/13, cost $708,423) (j)	10	158,683

		476,049
Media — 0.0%
Adelphia Preferred Escrow	3	—
Adelphia Recovery Trust, Series ACC-6B INT	250	7,500

		7,500
Total Other Interests — 0.2%		483,552

Trust Preferreds — 0.8%	Shares
Diversified Financial Services — 0.8%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (d)	71,810	1,920,493

Warrants (k)
Chemicals — 0.1%
GEO Specialty Chemicals, Inc. (Expires 3/31/15)	172,462	144,868
Media — 0.2%
Charter Communications Inc, (Issued/exercisable 11/30/09, 1 Share for 1 Warrant, Expires 11/30/14, Strike Price $51.28)	6,862	583,407
Software — 0.0%
HMH Holdings/EduMedia, (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	982	—
Total Warrants — 0.3%		728,275
Total Long-Term Investments (Cost — $345,552,078) — 142.3%		346,670,232

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (l)(m)	11,606	$11,606
Total Short-Term Securities (Cost — $11,606) — 0.0%		11,606

Value
Total Investments (Cost — $345,563,684*) — 142.3%	$346,681,838
Liabilities in Excess of Other Assets — (42.3)%	(103,073,313)

Net Assets — 100.0%	$243,608,525

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$343,804,636

Gross unrealized appreciation	$12,627,740
Gross unrealized depreciation	(9,750,538)

Net unrealized appreciation	$2,877,202

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Convertible security.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Bank PLC	$87,435	$435
Goldman Sachs & Co.	$191,955	$955
J.P. Morgan Securities LLC	$567,825	—

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Restricted securities as to resale. As of report date the Fund held 0.2% of its net assets, with a current value of $476,049 in these securities.

(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2013	Net Activity	Shares Held at November 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,447,698	(2,436,092)	11,606	$902

(m)	Represents the current yield as of report date.

18	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADS	American Depositary Shares
	CLO	Collateralized Loan Obligation
	DIP	Debtor-In-Possession
	EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
	FKA	Formerly Known As
	CAD	Canadian Dollar
	USD	U.S. Dollar

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	—	$6,454,159	$6,454,159
Common Stocks	$937,306	$1,120,281	1,184,688	3,242,275
Corporate Bonds	—	130,622,528	4,579,657	135,202,185
Floating Rate Loan Interests	—	183,019,647	15,051,821	198,071,468
Non-Agency Mortgage-Backed Securities	—	567,825	—	567,825
Other Interests	—	—	483,552	483,552
Trusts Preferred	—	1,920,493	—	1,920,493
Warrants	—	583,407	144,868	728,275
Short-Term Securities	11,606	—	—	11,606
Unfunded Loan Commitments	—	435	—	435
Liabilities:
Unfunded Loan Commitments	—	(107)	—	(107)

Total	$948,912	$317,834,509	$27,898,745	$346,682,166

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$132,015	—	—	$132,015
Foreign currency at value	3,068	—	—	3,068
Liabilities:
Loans payable	—	$(99,000,000)	—	(99,000,000)

Total	$135,083	$(99,000,000)	—	$(98,864,917)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2013.

20	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of February 28, 2013	$93,315	$10,426,035	$3,916,065	$16,996,955	$645,641	$11,124	$32,089,135
Transfers into Level 3[1]	744,380	238,750	—	1,719,095	7,500	—	2,709,725
Transfers out of Level 3[2]	—	—	(270,720)	(4,925,557)	—	—	(5,196,277)
Accrued discounts/premiums	—	30,398	63,234	17,963	—	—	111,595
Net realized gain	806	380,136	—	109,815	—	—	490,757
Net change in unrealized appreciation/depreciation[3]	416,830	(305,546)	871,078	(81,385)	98,436	133,744	1,133,157
Purchases	—	2,243,383	—	11,151,899	2,125,269	—	15,520,551
Sales	(70,643)	(6,558,997)	—	(9,936,964)	(2,393,294)	—	(18,959,898)

Closing balance, as of November 30, 2013	$1,184,688	$6,454,159	$4,579,657	$15,051,821	$483,552	$144,868	$27,898,745

[1]

As of February 28, 2013, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $2,709,725 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of February 28, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,196,277 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2013 was $(140,380).

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013	21

Consolidated Schedule of Investments (concluded)	BlackRock Senior High Income Fund, Inc. (ARK)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Funds Level 3 investments and derivative financial instruments as of November 30, 2013. The table does not include Level 3 investments and derivative financial instruments with values based upon unadjusted third party pricing information. Level 3 investments valued using third party pricing information was $21,837,865. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$121,096	Market Comparable Companies	Last 12 months EBITDA Multiple	6.50x
			Illiquidity Discount	17.50%
Corporate Bonds[2]	4,579,657	Market Comparable Companies	Last 12 months EBITDA Multiple	6.50x – 10x
			Illiquidity Discount	17.50%
Floating Rate Loan Interests	739,210	Market Comparable Yield Analysis	Yield	8.13%
Other Interests	476,049	Discounted Vendor Price	Illiquidity Discount	5.00%
Warrants	144,868	Market Comparable Companies	Last 12 months EBITDA Multiple	6.50x
			Illiquidity Discount	17.50%
Total	$6,060,880

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Last 12 months EBITDA Multiple	Increase	Decrease
Illiquidity Discount	Decrease	Increase
Yield	Decrease	Increase
[2]

For the period ended November 30, 2013, the valuation technique for certain investments classified as corporate bonds changed to a market approach. The investment was previously valued utilizing acquisition cost. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

22	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2013

Item 2 –  Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior High Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date:	January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior High Income Fund, Inc.

Date:	January 24, 2014